Investment Properties - Summary of Income and Expenses Related to Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rental income from investment property, net of direct operating expense [abstract]
Rental income	₩ 10,118	₩ 8,335
Operating and maintenance expenses related to rental income	(1,386)	(1,453)
Rental income from investment property, net of direct operating expense	₩ 8,732	₩ 6,882